CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance, shares at Jun. 27, 2012		74,342,000
Balance at Jun. 27, 2012	$ 309,873	$ 17,625	$ 466,781	$ 2,112,858	$ (2,287,391)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	163,359	0	0	163,359	0	0
Other Comprehensive Loss	0
Dividends	(58,594)	0	0	(58,594)	0	0
Stock-based compensation	16,610	0	16,610	0	0	0
Purchases of treasury stock	(333,384)	$ 0	(5,565)	0	(327,819)	0
Purchases of treasury stock, shares		(9,176,000)
Issuances of common stock	41,190	$ 0	(10,709)	0	51,899	0
Issuances of common stock, shares		2,278,000
Excess tax benefit from stock-based compensation	10,303	$ 0	10,303	0	0	0
Balance, shares at Jun. 26, 2013		67,444,000
Balance at Jun. 26, 2013	149,357	$ 17,625	477,420	2,217,623	(2,563,311)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	154,039	0	0	154,039	0	0
Other Comprehensive Loss	(940)	0	0	0	0	(940)
Dividends	(65,130)	0	0	(65,130)	0	0
Stock-based compensation	16,888	0	16,888	0	0	0
Purchases of treasury stock	(239,597)	$ 0	(6,103)	0	(233,494)	0
Purchases of treasury stock, shares		(5,079,000)
Issuances of common stock	29,295	$ 0	(23,067)	0	52,362	0
Issuances of common stock, shares		2,194,000
Excess tax benefit from stock-based compensation	$ 19,182	$ 0	19,182	0	0	0
Balance, shares at Jun. 25, 2014	64,558,909	64,559,000
Balance at Jun. 25, 2014	$ 63,094	$ 17,625	484,320	2,306,532	(2,744,443)	(940)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	196,694	0	0	196,694	0	0
Other Comprehensive Loss	(7,690)	0	0	0	0	(7,690)
Dividends	(71,543)	0	0	(71,543)	0	0
Stock-based compensation	14,989	0	14,989	0	0	0
Purchases of treasury stock	(306,255)	$ 0	(4,804)	0	(301,451)	0
Purchases of treasury stock, shares		(5,445,000)
Issuances of common stock	16,259	$ 0	(20,386)	0	36,645	0
Issuances of common stock, shares		1,472,000
Excess tax benefit from stock-based compensation	$ 15,992	$ 0	15,992	0	0	0
Balance, shares at Jun. 24, 2015	60,585,608	60,586,000
Balance at Jun. 24, 2015	$ (78,460)	$ 17,625	$ 490,111	$ 2,431,683	$ (3,009,249)	$ (8,630)